Financial Assets and Liabilities - Additional Information (Detail)					12 Months Ended
	Mar. 21, 2024 PHP (₱)	Mar. 21, 2024 USD ($)	Aug. 02, 2016	Aug. 05, 2014	Dec. 31, 2023 PHP (₱) USD ($)	Dec. 31, 2022 PHP (₱) USD ($)	Dec. 31, 2021 PHP (₱)	Dec. 31, 2023 USD ($)	Mar. 31, 2023 PHP (₱)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 PHP (₱)
Disclosure Of Financial Liabilities [Line Items]
Financial instruments subject to enforceable master netting arrangement					₱ 0	₱ 0
Transfers into of Level 3 of fair value hierarchy, investment properties					0	0
Transfers out of Level 3 of fair value hierarchy, investment properties					0	0
Financial liabilities fair value transfer into Level 3					0	0
Financial liabilities fair value transfer out of Level 3					0	0
Transfer of financial liabilities fair value from Level 1 to Level 2					0	0
Transfer of financial liabilities fair value from Level 2 to Level 1					0	0
Cash and cash equivalents					16,177,000,000	25,211,000,000	₱ 23,907,000,000				₱ 40,237,000,000
Short-term investments					391,000,000	383,000,000
Remaining commitment					13,700,000,000				₱ 33,000,000,000
Commercial commitments during period					13,600,000,000
Commitments related to non-major capital expenditure vendors					29,500,000,000
Commitments related to non-major capital expenditure vendors net of advances and deliveries						16,000,000,000
Pledges as collaterals					₱ 0	0
Exchange rate					1
Net foreign exchange gains					₱ 1,153,000,000
Net foreign exchange loss						4,685,000,000	3,890,000,000
Percentage of increase or decrease in value of currency					1.95%
Net foreign exchange gain /loss on equity instrument					₱ 27,000,000
Increase in consolidated variable rate debt					135,631,000,000	101,590,000,000
Foreign exchange gains (losses) - net					1,153,000,000	₱ (4,685,000,000)	₱ (3,890,000,000)
Decrease in dividend payout			60.00%
Philippine Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Increase decrease in profit after tax					₱ 2,341,000,000
Bottom of range [member]
Disclosure Of Financial Liabilities [Line Items]
Dividend Pay Out Rate				70.00%
Top of range [member]
Disclosure Of Financial Liabilities [Line Items]
Dividend Pay Out Rate				75.00%
Floating Interest Rate [Member]
Disclosure Of Financial Liabilities [Line Items]
Percentage of consolidated debts with variable rates					53.00%	41.00%		53.00%		41.00%
Fixed Interest Rate [Member]
Disclosure Of Financial Liabilities [Line Items]
Percentage of consolidated debts with fixed rate					47.00%	59.00%		47.00%		59.00%
Foreign currency exchange risk [Member]
Disclosure Of Financial Liabilities [Line Items]
Exchange rate					1	1
Increase in consolidated foreign currency-denominated financial liabilities					₱ 1,247,000,000
Percentage of consolidated debts					15.00%	17.00%
Decrease in consolidated foreign currency-denominated debt					₱ 39,479,000,000	₱ 41,894,000,000
Percentage of consolidated debts unhedged					5.00%	7.00%		5.00%		7.00%
Percentage of consolidated debts unhedged net of cash allocated for debt					5.00%	5.00%		5.00%		5.00%
Percentage of consolidated revenues denominated in U.S. dollars					8.00%	10.00%	9.00%	8.00%		10.00%
Percentage of consolidated expenses denominated in U.S. dollars					6.00%	5.00%	7.00%	6.00%		5.00%
Decrease in value of currency					0.72%			0.72%
Borrowings, interest rate basis					5
Percentage of exchange rate weaken/strengthen					25.00%
Foreign currency exchange risk [Member] | Exchange Rate [Member]
Disclosure Of Financial Liabilities [Line Items]
Exchange rate	56.03	1
Foreign currency exchange risk [Member] | U.S. Dollars [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings, interest rate basis					5
Increase decrease in profit after tax due to interest rate effect					₱ 4,000,000
Change in stockholders' equity due to interest rate effect					₱ 4,000,000
Foreign currency exchange risk [Member] | Philippine Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings, interest rate basis					25
Increase decrease in profit after tax due to interest rate effect					₱ 25,000,000
Change in stockholders' equity due to interest rate effect					14,000,000
Long-Term Currency Swap Contracts, Long-Term Foreign Currency Options and Short-Term Forwards Allocated for Debt [Member] | Foreign currency exchange risk [Member]
Disclosure Of Financial Liabilities [Line Items]
Aggregate notional amount | $								$ 485,000,000		$ 441,000,000
Interest Rate Swap Contract [Member]
Disclosure Of Financial Liabilities [Line Items]
Aggregate notional amount | $								$ 0		$ 0
Less than 1 year [Member]
Disclosure Of Financial Liabilities [Line Items]
Outstanding commercial commitments in the form of letters of credit					0	₱ 0
Other obligations [Member]
Disclosure Of Financial Liabilities [Line Items]
Various Trade And Other Obligations					₱ 151,062,000,000	₱ 178,246,000,000